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Summary Prospectus | May 1, 2018



Deutsche S&P 500 Index Fund





 CLASS/Ticker    A   SXPAX    T   SXPTX    C   SXPCX    R6   SXPRX    S   SCPIX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at deutschefunds.com/ mutualpros. You can also get this information at no cost by e-mailing a request to service@dws.com, calling (800) 728-3337 or asking your financial advisor. The prospectus and SAI, both dated May 1, 2018, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index (S&P 500( (Reg. TM) )Index).


The fund invests for capital appreciation, not income; any dividend and interest income is incidental to the pursuit of its objective.


The fund is a feeder fund that invests substantially all of its assets in a "master portfolio," the Deutsche Equity 500 Index Portfolio (the "Portfolio"), which will invest directly in securities and other instruments. The Portfolio has the same investment objective and strategies as the fund. References to investments by the fund may refer to actions undertaken by the Portfolio.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in Class A shares in Deutsche funds or if you invest at least $250,000 in Class T shares in the fund. More information about these and other discounts and waivers is available from your financial advisor and in Choosing a Share Class in the prospectus (p.
34), Sales Charge Waivers and Discounts Available Through Intermediaries in the prospectus (Appendix B, p. 74) and Purchase and Redemption of Shares in the fund's SAI (p. II-16).


SHAREHOLDER FEES (paid directly from your investment)


                                              A           T          C      R6      S
                                     ----------  ----------  ---------  ------  -----
Maximum sales charge (load)
imposed on purchases, as % of
offering price                            4.50       2.50      None     None    None
------------------------------------      ----       ----      --       ------  ---
Maximum deferred sales charge
(load), as % of redemption proceeds     None        None     1.00       None    None
------------------------------------    ------      -----    ----       ------  ---
Account Maintenance Fee (annually,
for fund account balances below
$10,000 and subject to certain
exceptions)                            $   20       None     $20        None    $20
------------------------------------   -------      -----    ----       ------  ---

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                                           A          T          C          R6           S
                                   ---------  ---------  ---------  ----------  ----------
Management fee                         0.05       0.05       0.05       0.05        0.05
----------------------------------     ----       ----       ----       ----        ----
Distribution/service (12b-1) fees      0.24       0.25       0.99      None        None
----------------------------------     ----       ----       ----      -----       -----
Other expenses1                        0.30       0.30       0.26       0.35        0.29
----------------------------------     ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES2                              0.59       0.60       1.30       0.40        0.34
---------                              ----       ----       ----      -----       -----
Fee waiver/expense reimbursement       0.00       0.00       0.00       0.05        0.00
----------------------------------     ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES AFTER FEE WAIVER/EXPENSE
REIMBURSEMENT                          0.59       0.60       1.30       0.35        0.34
---------                              ----       ----       ----      -----       -----

(1) "Other expenses" for Class T are based on estimated amounts for the current fiscal year.

(2)The table and Example below reflect the expenses of both the fund and the Portfolio.

The Advisor has contractually agreed through April 30, 2019 to waive its fees and/or reimburse fund expenses, including expenses of the Portfolio allocated to the fund, to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and acquired fund fees and expenses) at a ratio no higher than 0.35% for Class R6. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period for Class R6) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A        T         C      R6       S
-------  --------  -------  --------  ------  ------
1        $ 508     $310     $ 232     $36     $35
--       -----     ----     -----     ---     ---
3          631      437       412     123     109
--       -----     ----     -----     ---     ---
5          764      576       713     219     191
--       -----     ----     -----     ---     ---
10       1,155      981     1,568     500     431
--       -----     ----     -----     ---     ---

You would pay the following expenses if you did not redeem your shares:



YEARS           A        T         C      R6       S
-------  --------  -------  --------  ------  ------
1        $ 508     $310     $ 132     $36     $35
--       -----     ----     -----     ---     ---
3          631      437       412     123     109
--       -----     ----     -----     ---     ---
5          764      576       713     219     191
--       -----     ----     -----     ---     ---
10       1,155      981     1,568     500     431
--       -----     ----     -----     ---     ---

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 6% of the average value of its portfolio.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the Portfolio intends to invest at least 80% of assets, determined at the time of purchase, in stocks of companies included in the S&P 500 (Reg. TM) Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the index. The Portfolio's securities are weighted to attempt to make the Portfolio's total investment characteristics similar to those of the index as a whole. The Portfolio may also hold short-term debt securities and money market instruments.


The S&P 500 (Reg. TM) INDEX is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the US. Stocks in the S&P 500 (Reg. TM) Index are weighted according to their total market value. The fund is not sponsored, endorsed, sold or promoted by the Standard & Poor's (S&P) Division of The McGraw-Hill Companies, Inc. While the market capitalization range of the S&P 500 (Reg. TM) Index changes throughout the year, as of February 28, 2018, the market capitalization range of the S&P 500 (Reg. TM) Index was between $2.6 billion and $905.1 billion. The S&P 500 (Reg. TM) Index is rebalanced quarterly on the third Friday of March, June, September and December.


MANAGEMENT PROCESS. Portfolio management uses quantitative analysis techniques to structure the Portfolio to seek to obtain a high correlation to the index while seeking to keep the Portfolio as fully invested as possible in all market environments. Portfolio management seeks a long-term correlation between Portfolio performance, before expenses, and the index of 98% or better (perfect correlation being 100%). Portfolio management uses an optimization strategy, buying the largest stocks in the index in approximately the same proportion they represent in the index, then investing in a statistically selected sample of the smaller securities found in the index.


Portfolio management's optimization process is intended to produce a portfolio whose industry weightings, market capitalizations and fundamental characteristics (price-to-book ratios, price-to-earnings ratios, debt-to-asset ratios and dividend yields) closely replicate those of the index. This approach attempts to maximize the Portfolio's liquidity and returns while minimizing its costs.


DERIVATIVES. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), to keep cash on hand to meet shareholder redemptions or for other needs while maintaining exposure to the stock market.


The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The Portfolio may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, banks and pooled investment vehicles.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance



                                       2
                                                     Deutsche S&P 500 Index Fund


                                                  SUMMARY PROSPECTUS May 1, 2018

Corporation or any other governmental agency. The fund is exposed to the risk factors below even if it does not invest directly in individual securities.

STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock's price, regardless of how well the company performs, or the fund's ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. To the extent the fund invests in a particular capitalization or sector, the fund's performance may be affected by the general performance of that particular capitalization or sector.


INDEXING RISK. An index fund's performance may not exactly replicate the performance of its target index. For example, the fund incurs fees, administrative expenses and transaction costs that the index itself does not. The fund also bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the index. The fund may use sampling techniques (investing in a representative selection of securities included in the index rather than all securities in the index), or the composition of its portfolio may diverge from that of the index. Also, while the exposure of the index to its component securities is by definition 100%, the fund's effective exposure to index securities may be greater or lesser than 100%, and may vary over time. Because an index fund is designed to maintain a high level of exposure to its target index at all times, it will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.


DERIVATIVES RISK. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to dws.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.


Class T is a new class of shares and as of the date of this prospectus had not commenced investment operations. The performance figures for Class T shares are based on the historical performance of the fund's Class S shares adjusted to reflect the higher expenses and applicable sales charges of Class T.


Class R6 is a new class of shares and therefore does not have a full calendar year of performance available. Class R6 shares are invested in the same portfolio of securities as Class A and would have had similar performance. Performance would differ only to the extent that Class R6 and Class A do not have the same fees and expenses.



                                       3
                                                     Deutsche S&P 500 Index Fund


                                                  SUMMARY PROSPECTUS May 1, 2018

CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]







   2008       2009       2010       2011      2012       2013       2014       2015      2016       2017
  -37.45      25.88      14.47      1.49      15.29      31.45      12.91      0.82      11.18      21.09





                    RETURNS    PERIOD ENDING
 BEST QUARTER      15.79%      June 30, 2009
 WORST QUARTER     -22.05%     December 31, 2008
 YEAR-TO-DATE       -0.91%     March 31, 2018

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2017 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                  CLASS           1           5         10
                              INCEPTION        YEAR       YEARS      YEARS
                            -----------  ----------  ----------  ---------
CLASS A before tax          2/15/2005        15.64       13.98       7.33
--------------------------  ---------        -----       -----       ----
  After tax on distribu-
  tions                                      13.99       12.67       6.57
  After tax on distribu-
  tions and sale of fund
  shares                                     10.04       10.93       5.77
--------------------------  ---------        -----       -----       ----
CLASS T before tax          3/31/2017        18.04       14.49       7.58
--------------------------  ---------        -----       -----       ----
CLASS C before tax          2/15/2005        20.20       14.24       7.06
--------------------------  ---------        -----       -----       ----
CLASS S before tax          8/29/1997        21.38       15.37       8.13
--------------------------  ---------        -----       -----       ----
STANDARD & POOR'S
(S&P) 500 INDEX (reflects
no deduction for fees,
expenses or taxes)                           21.83       15.79       8.50
--------------------------  ---------        -----       -----       ----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


SUBADVISOR

Northern Trust Investments, Inc.


PORTFOLIO MANAGER(S)

BRENT REEDER. Senior Vice President of Northern Trust Investments, Inc. Portfolio Manager of the fund. Began managing the fund in 2007.


PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                       AUTOMATIC
                                      UGMAS/          INVESTMENT
           NON-IRA            IRAS     UTMAS               PLANS
         ---------  --------------  --------  ------------------
A T C     1,000            500       1,000             500
-------   -----            ---       -----             ---
R6         None           N/A         N/A             N/A
--        -----           ----       -----            ----
S         2,500          1,000       1,000           1,000
--        -----          -----       -----           -----

For participants in all group retirement plans Class A, T, C and S shares, and in certain fee-based and wrap programs approved by the Advisor for Class A, C and S shares, there is no minimum initial investment and no minimum additional investment. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. There is no minimum additional investment for Class R6 shares. The minimum additional investment in all other instances is $50.



TO PLACE ORDERS


MAIL           New Accounts             DWS
                                        PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS
                                        PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS
               Redemptions              PO Box 219557
                                        Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS
                                        210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                dws.com
TELEPHONE                               (800) 728-3337, M - F 8 a.m. - 7 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 7 p.m. ET


The fund is generally open on days when the New York Stock Exchange is open for regular trading. Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone; however you may have to elect certain privileges on your initial account application. If you are working with a financial advisor, contact your financial advisor for assistance with buying or selling fund shares. A financial advisor separately may impose its own policies and procedures for buying and selling fund shares.


Class T shares are available only to investors who are investing through a third party financial intermediary, such as a bank or broker-dealer. Class R6 shares are generally available only to certain retirement plans, which may have their own policies or instructions for buying and selling fund shares. Class S shares are only available to a limited group of investors.



                                       4
                                                     Deutsche S&P 500 Index Fund


                                                  SUMMARY PROSPECTUS May 1, 2018

TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. Any withdrawals you make from such tax-advantaged investment plans, however, may be taxable to you.



PAYMENTS TO BROKER-DEALERS AND
OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund, the Advisor, and/or the Advisor's affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


No such payments are made with respect to Class R6 shares. To the extent the fund makes such payments with respect to another class of its shares, the expense is borne by the other share class.


                                       5
                                                     Deutsche S&P 500 Index Fund
                                        SUMMARY PROSPECTUS May 1, 2018 DSPIF-SUM